-----------------------
INTERNATIONAL REGIONAL
-----------------------

Alliance Greater
China '97 Fund

Semi-Annual Report
January 31, 2002

                                                      Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
March 11, 2002

Dear Shareholder:

This report contains the investment results, economic review and outlook for Alliance Greater China '97 Fund (the "Fund") for the semi-annual reporting period ended January 31, 2002.

Investment Objective and Policies

This open-end fund is a non-diversified management investment company that seeks long-term capital appreciation by investing principally in equity securities issued by Greater China companies ("Greater China" refers to the People's Republic of China ("China"), the Hong Kong Special Administrative Region ("Hong Kong") and the Republic of China ("Taiwan")).

Investment Results

The following table provides the performance results for the Fund for the six- and 12-month periods ended January 31, 2002, relative to its benchmarks, the Morgan Stanley Capital International (MSCI) Indices (China Free, Hong Kong and Taiwan) and the Lipper China Region Funds Average (the "Lipper Average"). Funds in the Lipper Average generally have similar investment objectives to the Fund, but may have different investment policies.

INVESTMENT RESULTS*
Periods Ended January 31, 2002

                                                            6 Months   12 Months
--------------------------------------------------------------------------------
Alliance Greater China '97 Fund
  Class A                                                     -6.63%     -16.60%
--------------------------------------------------------------------------------
  Class B                                                     -6.82%     -16.94%
--------------------------------------------------------------------------------
  Class C                                                     -6.82%     -17.03%
--------------------------------------------------------------------------------
MSCI China Free Index                                        -23.19%     -41.49%
--------------------------------------------------------------------------------
MSCI Hong Kong Index                                          -4.82%     -22.32%
--------------------------------------------------------------------------------
MSCI Taiwan Index                                             30.17%     -10.53%
--------------------------------------------------------------------------------
Lipper China Region Funds Average                             -1.08%     -15.11%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of January 31, 2002. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The Morgan Stanley Capital International (MSCI) China Free Index, the MSCI Hong Kong Index and the MSCI Taiwan Index are market capitalization-weighted indices of companies located in their respective countries, and are respectively comprised of 41, 28 and 90 companies as of the six- and 12-month periods ended January 31, 2002. The Lipper China Region Funds Average represents funds that invest in equity securities whose primary trading markets or operations are concentrated in the China region or in a single country within this region. These funds generally have similar investment objectives to the Fund, although investment policies for the various funds may differ. For the six- and


--------------------------------------------------------------------------------
                                             ALLIANCE GREATER CHINA '97 FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      12-month periods ended January 31, 2002, the Lipper Average included 23 funds for each of the respective periods. All comparative indices and the average are unmanaged and reflect no fees or expenses. An investor cannot invest directly in an index or average, and its results are not indicative of any specific investment, including Alliance Greater China '97 Fund.

      Additional investment results appear on pages 4-7.

During the 6-month period under review, the Fund underperformed the Lipper China Region Funds Average. This was due to the fact that the peer group has a generally higher Taiwan exposure. For the 12-month period under review, the Fund underperformed the Lipper Average. This was due to the Fund's relatively lower exposure to the Chinese B share market than the peer group.

Economic Review

The U.S. economic slowdown has affected the Asian economies, and the Greater China economies were no exception. China still managed to maintain its 7% to 8% growth rate in 2001, and more importantly, finally concluded the World Trade Organization (WTO) negotiation and officially joined the WTO in December 2001. Foreign direct investment will probably accelerate as more and more outsourcing will relocate to China over the next few years given China's cost competitiveness.

Hong Kong exports were negatively affected during this period, especially following the events of September 11 in the U.S. However, recent indications from the U.S. are pointing to a modest recovery in 2002 and this should help the exporters in the Asian region. Hong Kong is export driven, as the bulk of Hong Kong's output is sent either to the U.S. or to European countries. The local economy is still going through an economic adjustment due to deflation and the pickup in global economies, especially that of the U.S., should gradually improve Hong Kong's economic performance in 2002. With interest rates trending down, the property market has stabilized and transaction volume has picked up due to improved affordability.

The Taiwan economy, especially the technology sector, was badly affected by the U.S. economic slowdown. However, there were signs in the fourth quarter of 2001 that the worst may be over. However, the speed of recovery is difficult to judge as external conditions are mixed, and the technology sector in particular may remain volatile in the first half of 2002.

Outlook

The U.S. economic recovery will be beneficial to the Greater China economies, as the export sector is heavily dependent on U.S. demand. The WTO entry of China is also positive as direct foreign investment will continue to increase over the next few years. We plan to focus the Fund on sectors and companies that will benefit from U.S. economic recovery and China's WTO entry. These sectors include technology, media, infrastructure and selected financials.


--------------------------------------------------------------------------------
2 o ALLIANCE GREATER CHINA '97 FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

Thank you again for your interest and investment in Alliance Greater China '97 Fund. We look forward to reporting to you in the ensuing periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Matthew W.S. Lee

Matthew W.S. Lee
Senior Vice President

John D. Carifa          [PHOTO]

Mathew W.S. Lee         [PHOTO]

Matthew W.S. Lee, Portfolio Manager, is Chief Investment Officer, New-Alliance Asset Management (Asia) Limited. Mr. Lee is responsible for the investment activities in Hong Kong and has over 17 years of investment experience.


--------------------------------------------------------------------------------
                                             ALLIANCE GREATER CHINA '97 FUND o 3

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE GREATER CHINA '97 FUND
GROWTH OF A $10,000 INVESTMENT
9/30/97* TO 1/31/02

[The following table was depicted as a mountain chart in the printed material.]

                   Alliance
                 Greater China     MSCI China    MSCI Hong Kong       MSCI
                     Fund          Free Index        Index           Taiwan
--------------------------------------------------------------------------------
  9/30/1997          $9,574         $10,000         $10,000         $10,000
  1/31/1998          $5,774          $4,138          $6,516          $6,716
  1/31/1999          $5,794          $2,538          $6,860          $5,467
  1/31/2000         $10,748          $3,277         $10,834         $10,009
  1/31/2001          $9,243          $2,661         $10,287          $6,127
  1/31/2002          $7,709          $1,557          $7,991          $5,481


MSCI Hong Kong Index: $7,991
Alliance Greater China '97 Fund Class A: $7,709
MSCI Taiwan Index: $5,481
MSCI China Free Index: $1,557

This chart illustrates the total value of an assumed $10,000 investment in Alliance Greater China '97 Fund Class A shares (from 9/30/97 to 1/31/02) as compared to the performance of appropriate indices. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Morgan Stanley Capital International (MSCI) China Free Index, the MSCI Hong Kong Index and the MSCI Taiwan Index are market capitalization-weighted indices of companies located in their respective countries, and are respectively comprised of 41, 28 and 90 companies as of January 31, 2002.

When comparing Alliance Greater China '97 Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Greater China '97 Fund.

*     Closest month-end after Fund's Class A share inception date of 9/3/97.


--------------------------------------------------------------------------------
4 o ALLIANCE GREATER CHINA '97 FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE GREATER CHINA '97 FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 1/31

   [The following table was depicted as a bar chart in the printed material.]

           Alliance Greater China '97 Fund--Yearly Periods Ended 1/31
--------------------------------------------------------------------------------
                            Alliance Greater            Lipper China
                             China '97 Fund         Region Funds Average
--------------------------------------------------------------------------------
      1/31/98*                   -40.41%                   -41.94%
      1/31/99                      0.34%                    -9.62%
      1/31/00                     85.50%                    81.98%
      1/31/01                    -14.00%                    -6.21%
      1/31/02                    -16.60%                   -15.11%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Total returns for Class B, Class C and Advisor Class shares will vary due to different expenses associated with these classes.

The unmanaged Lipper China Region Funds Average represents funds that invest in equity securities whose primary trading markets or operations are concentrated in the China region or in a single country within this region. These funds generally have similar investment objectives to the Fund, although investment policies for the various funds may differ. An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Greater China '97 Fund.

* The Fund's return for the period ended 1/31/98 is from the Fund's inception date of 9/3/97 through 1/31/98. The benchmark's return for the period ended 1/31/98 is from 8/31/97 through 1/31/98.


--------------------------------------------------------------------------------
                                             ALLIANCE GREATER CHINA '97 FUND o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
January 31, 2002 (unaudited)

INCEPTION DATES         PORTFOLIO STATISTICS

Class A Shares          Net Assets ($ mil): $6.6
9/3/97                  Median Market Capitalization ($ mil): $2,380
Class B Shares
9/3/97
Class C Shares
9/3/97

COUNTRY BREAKDOWN

 78.2% Hong Kong
 10.3% Taiwan                       [PIE CHART]

 11.5% Short-Term

SECTOR BREAKDOWN

 13.9% Real Estate
 13.1% Finance                      [PIE CHART]
 11.7% Technology
 11.5% Consumer Services
 10.4% Multi-Industry
  7.6% Transportation
  7.3% Utilities
  5.2% Energy
  3.0% Basic Industry
  2.4% Consumer Manufacturing
  0.9% Consumer Staples
  0.9% Capital Goods
  0.6% Health Care

 11.5% Short-Term

All data as of January 31, 2002. The Fund's country and sector breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
6 o ALLIANCE GREATER CHINA '97 FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2002

Class A Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
               1 Year                      -16.60%                   -20.14%
      Since Inception*                      -5.05%                    -5.98%

Class B Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
               1 Year                      -16.94%                   -20.26%
      Since Inception*                      -5.78%                    -5.78%

Class C Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
               1 Year                      -17.03%                   -17.86%
      Since Inception*                      -5.78%                    -5.78%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2001)

                              Class A Shares    Class B Shares    Class C Shares
--------------------------------------------------------------------------------
               1 Year             -15.66%           -16.27%          -13.56%
      Since Inception*             -5.87%            -5.71%           -5.71%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will vary due to different expenses associated with this class.

Since the Fund invests in foreign currency denominated securities, fluctuations may be magnified by changes in foreign exchange rates. The Fund will invest substantially all of its assets in Greater China companies and is subject to greater risk than would a fund with a more diversified portfolio. Investments in Greater China companies entail risks different from, and in certain cases, greater than, risks associated with investments in the U.S. or in other international markets.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date: 9/3/97 for all share classes.


--------------------------------------------------------------------------------
                                             ALLIANCE GREATER CHINA '97 FUND o 7

--------------------
TEN LARGEST holdingS
--------------------

TEN LARGEST holdingS
January 31, 2002 (unaudited)

                                                                      Percent of
Company                                                U.S. $ Value   Net Assets
--------------------------------------------------------------------------------
Cheung Kong (Holdings), Ltd.--The company
   is involved in property development and
   investment, infrastructure and related
   businesses                                            $  429,841         6.5%
--------------------------------------------------------------------------------
Huaneng Power International, Inc. Cl. H--
   The company develops, constructs, owns
   and operates large coal-fired power plants
   throughout China                                         411,570         6.2
--------------------------------------------------------------------------------
Hutchison Whampoa, Ltd.--The company has
   diverse operations including property
   investment and development, port services,
   retail, manufacturing, finance, investment
   and other services                                       279,759         4.2
--------------------------------------------------------------------------------
CNOOC, Ltd.--The company, through its
   subsidiaries, explores, develops, produces
   and sells crude oil and natural gas                      277,457         4.2
--------------------------------------------------------------------------------
HSBC Holdings Plc.--The company provides a
   variety of international banking and
   financial services including retail and
   corporate banking, trade, trusteeship,
   securities, custody, capital markets,
   treasury, private and investment banking
   and insurance                                            276,637         4.2
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.,
   Ltd.--Manufactures and markets integrated
   circuits used in computer, communication,
   consumer electronics, automotive and
   industrial equipment industries                          217,360         3.3
--------------------------------------------------------------------------------
China National Aviation Co., Ltd.--
   The company, through its subsidiaries
   and associated companies, invests in
   properties, operates Hong Kong Dragon
   Airlines, Ltd. and provides ground
   handling services for airlines                           204,631         3.1
--------------------------------------------------------------------------------
Wharf (Holdings), Ltd.--The company,
   through its subsidiaries, develops and
   invests in real estate properties,
   owns and manages hotels and operates
   terminals, warehouses, cable television
   and internet-related businesses                          195,015         3.0
--------------------------------------------------------------------------------
China Resources Enterprise, Ltd.--The holding
   company, through its subsidiaries, develops
   and invests in real estate and infrastructural
   projects, provides cold storage services and
   manufactures beer products and office furniture          185,912         2.8
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8 o ALLIANCE GREATER CHINA '97 FUND

                                                            --------------------
                                                            TEN LARGEST holdingS
                                                            --------------------

                                                                      Percent of
Company                                                U.S. $ Value   Net Assets
--------------------------------------------------------------------------------
Hong Kong Exchanges & Clearing, Ltd.--
   Owns and operates the stock exchange,
   futures exchange and their related clearing
   houses in Hong Kong. The company
   provides the trading platforms for a range
   of cash and derivatives products and the
   facilities for processing trades                      $  181,245         2.8%
--------------------------------------------------------------------------------
                                                         $2,659,427        40.3%


--------------------------------------------------------------------------------
                                             ALLIANCE GREATER CHINA '97 FUND o 9

----------------------
SECTOR DIVERSIFICATION
----------------------

SECTOR DIVERSIFICATION
January 31, 2002 (unaudited)

                                                                      Percent of
                                                    U.S. $ Value      Net Assets
--------------------------------------------------------------------------------
Basic Industry                                        $  207,965            3.2%
--------------------------------------------------------------------------------
Capital Goods                                             60,807            0.9
--------------------------------------------------------------------------------
Consumer Manufacturing                                   167,079            2.5
--------------------------------------------------------------------------------
Consumer Services                                        801,179           12.1
--------------------------------------------------------------------------------
Consumer Staples                                          63,082            1.0
--------------------------------------------------------------------------------
Energy                                                   361,463            5.5
--------------------------------------------------------------------------------
Finance                                                  915,529           13.9
--------------------------------------------------------------------------------
Healthcare                                                46,016            0.7
--------------------------------------------------------------------------------
Multi-Industry                                           722,671           11.0
--------------------------------------------------------------------------------
Real Estate                                              967,574           14.7
--------------------------------------------------------------------------------
Technology                                               819,360           12.4
--------------------------------------------------------------------------------
Transportation                                           526,900            8.0
--------------------------------------------------------------------------------
Utilities                                                507,731            7.7
--------------------------------------------------------------------------------
Total Investments*                                     6,167,356           93.6
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities                 424,579            6.4
--------------------------------------------------------------------------------
Net Assets                                            $6,591,935          100.0%
--------------------------------------------------------------------------------

*     Excludes short-term obligations.


--------------------------------------------------------------------------------
10 o ALLIANCE GREATER CHINA '97 FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
January 31, 2002 (unaudited)

Company                                                   Shares   U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER INVESTMENTS-93.6%

Hong Kong-82.7%
Aeon Credit Service (Asia) Co., Ltd. .............        81,400    $    32,093
Aluminum Corp. of China, Ltd.(a) .................       300,000         63,082
Cathay Pacific Airways, Ltd. .....................        20,000         29,489
Cheung Kong (Holdings), Ltd. .....................        45,000        429,841
China Merchants Holdings International
   Co., Ltd. .....................................       200,000        144,883
China Mobile (Hong Kong), Ltd.(a) ................        50,000        143,280
China National Aviation Co., Ltd. ................     1,200,000        204,631
China Resources Enterprise, Ltd. .................       200,000        185,912
China Southern Airlines Co., Ltd. Cl. H(a) .......       450,000        141,357
China Unicom, Ltd.(a) ............................       100,000         96,161
Citic Ka Wah Bank, Ltd. ..........................       233,333         64,321
Citic Pacific, Ltd. ..............................        25,000         49,202
Clear Media, Ltd.(a) .............................       227,000        141,886
CNOOC, Ltd. ......................................       270,500        277,457
COFCO International, Ltd. ........................       300,000         63,082
Dah Sing Financial Group, Ltd. ...................        40,000        169,244
Denway Motors, Ltd. ..............................       264,000         61,943
Esprit Holdings, Ltd. ............................        50,000         64,749
Henderson Investment, Ltd. .......................       150,000        114,432
Henderson Land Development Co., Ltd. .............        15,000         62,889
HKCB Bank Holding Co., Ltd. ......................       270,000         24,925
Hong Kong Exchanges & Clearing, Ltd. .............       124,000        181,245
Hopewell Holdings, Ltd. ..........................       120,000         78,468
HSBC Holdings Plc. ...............................        24,800        276,637
Huaneng Power International, Inc. Cl. H ..........       600,000        411,570
Hutchison Whampoa, Ltd. ..........................        30,200        279,759
Industrial and Commercial Bank of China
   (Asia), Ltd. ..................................        80,000         72,826
Kerry Properties, Ltd. ...........................       120,000        112,316
Kingdee International Software Group Co.,
   Ltd.(a) .......................................       258,000         63,182
Legend Holdings, Ltd. ............................       300,000        138,472
Li & Fung, Ltd. ..................................        50,000         64,749
MTR Corp., Ltd. ..................................       110,000        147,383
New World Development Co., Ltd. ..................        60,000         53,081
Prosten Technology Holdings, Ltd.(a) .............        35,000          1,234
   Warrants, expiring 1/08/04(a) .................       162,180          1,040
Sinopec Zhenhai Refining and Chemical Co.,
   Ltd. Cl. H ....................................       420,000         84,006
Swire Pacific, Ltd. Cl. A ........................        27,000        145,742
Television Broadcasts, Ltd. ......................        20,000         86,417
Texwinca Holdings, Ltd. ..........................       200,000        105,136
Tom.com, Ltd.(a) .................................       180,000         89,430
Tong Ren Tang Technologies Co., Ltd. Cl. H .......        74,000         46,016


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 11

------------------
PERFORMANCE UPDATE
------------------

                                                       Shares or
                                                       Principal
                                                          Amount
Company                                                    (000)   U.S. $ Value
--------------------------------------------------------------------------------
Wharf (Holdings), Ltd. ...........................        90,000    $   195,015
Wheelock and Co., Ltd. ...........................        80,000         62,056
Wing Hang Bank, Ltd. .............................        30,000         94,238
Zhejiang Expressway Co., Ltd. Cl. H ..............       400,000         96,418
                                                                    -----------
                                                                      5,451,295
                                                                    -----------
Taiwan-10.9%
Asustek Computer, Inc. ...........................        35,000        171,343
Hon Hai Precision Industry Co., Ltd. .............        12,000         60,807
Micro-Star International Co., Ltd. ...............        13,000         62,153
Quanta Computer, Inc. ............................        18,000         70,856
Taiwan Cellular Corp.(a) .........................        31,685         39,822
Taiwan Semiconductor Manufacturing
   Co., Ltd.(a) ..................................        86,770        217,360
United Microelectronics Corp.(a) .................        70,250         93,720
                                                                    -----------
                                                                        716,061
                                                                    -----------
Total Common Stocks & Other Investments
   (cost $6,255,311) .............................                    6,167,356
                                                                    -----------

SHORT-TERM INVESTMENT-12.1%

Time Deposit-12.1%
Bank of Scotland
   1.88%, 2/01/02
   (cost $800,000) ...............................          $800        800,000
                                                                    -----------

Total Investments-105.7%
   (cost $7,055,311) .............................                    6,967,356
Other assets less liabilities-(5.7%) .............                     (375,421)
                                                                    -----------

Net Assets-100% ..................................                  $ 6,591,935
                                                                    ===========

(a)   Non-income producing security.

      See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCE GREATER CHINA '97 FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
January 31, 2002 (unaudited)

Assets
Investments in securities, at value (cost $7,055,311) ..........    $ 6,967,356
Cash ...........................................................        340,317
Foreign cash, at value (cost $117,439) .........................        117,192
Receivable for capital stock sold ..............................        572,291
Deferred organization expenses .................................         46,151
Dividends and interest receivable ..............................          8,760
                                                                    -----------
Total assets ...................................................      8,052,067
                                                                    -----------
Liabilities
Payable for investment securities purchased ....................        800,000
Payable to Adviser (reimbursement to Adviser for
   organizational expenses) ....................................        302,166
Payable for capital stock redeemed .............................        226,092
Distribution fee payable .......................................          4,207
Accrued expenses ...............................................        127,667
                                                                    -----------
Total liabilities ..............................................      1,460,132
                                                                    -----------
Net Assets .....................................................    $ 6,591,935
                                                                    ===========
Composition of Net Assets
Capital stock, at par ..........................................    $       853
Additional paid-in capital .....................................      7,791,663
Undistributed net investment income ............................         35,073
Accumulated net realized loss on investments
   and foreign currency transactions ...........................     (1,147,451)
Net unrealized depreciation of investments
   and foreign currency denominated assets and liabilities .....        (88,203)
                                                                    -----------
                                                                    $ 6,591,935
                                                                    ===========
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($1,820,307 / 230,574 shares of capital stock
   issued and outstanding) .....................................          $7.89
Sales charge--4.25% of public offering price ...................            .35
                                                                          -----
Maximum offering price .........................................          $8.24
                                                                          =====
Class B Shares
Net asset value and offering price per share
   ($3,363,425 / 439,627 shares of capital stock
   issued and outstanding) .....................................          $7.65
                                                                          =====
Class C Shares
Net asset value and offering price per share
   ($1,234,849 / 161,351 shares of capital stock
   issued and outstanding) .....................................          $7.65
                                                                          =====
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($173,354 / 21,699 shares of capital stock
   issued and outstanding) .....................................          $7.99
                                                                          =====

See notes to financial statements.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 13

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2002 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
   of $591) ......................................     $ 111,916
Interest .........................................         3,091      $ 115,007
                                                       ---------
Expenses
Advisory fee .....................................        29,785
Distribution fee--Class A ........................         2,780
Distribution fee--Class B ........................        15,202
Distribution fee--Class C ........................         4,358
Custodian ........................................        89,589
Administrative ...................................        67,500
Registration .....................................        37,071
Audit and legal ..................................        35,569
Amortization of organizational expenses ..........        32,752
Transfer agency ..................................        22,941
Printing .........................................        12,273
Directors' fees ..................................         5,776
Miscellaneous ....................................         3,318
                                                       ---------
Total expenses ...................................       358,914
Less: expenses waived and reimbursed
   (see Note B) ..................................      (270,256)
Less: expense offset arrangement
   (see Note B) ..................................          (791)
                                                       ---------
Net expenses .....................................                       87,867
                                                                      ---------
Net investment income ............................                       27,140
                                                                      ---------
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized loss on investment
   transactions ..................................                     (578,189)
Net realized gain on foreign currency
   transactions ..................................                          307
Net change in unrealized
   appreciation / depreciation of:
   Investments ...................................                      172,773
   Foreign currency denominated assets
     and liabilities .............................                         (139)
                                                                      ---------
Net loss on investments and
   foreign currency transactions .................                     (405,248)
                                                                      ---------
Net Decrease in Net Assets from
   Operations ....................................                    $(378,108)
                                                                      =========

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE GREATER CHINA '97 FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                    Six Months
                                                       Ended
                                                    January 31,     Year Ended
                                                       2002          July 31,
                                                    (unaudited)        2001
                                                    ===========     ===========
Increase (Decrease) in Net Assets from
   Operations
Net investment income (loss) ...................    $    27,140     $   (37,711)
Net realized loss on investments and foreign
   currency transactions .......................       (577,882)       (337,928)
Net change in unrealized
   appreciation / depreciation of
   investments and foreign currency
   denominated assets and liabilities ..........        172,634        (974,915)
                                                    -----------     -----------
Net decrease in net assets from operations .....       (378,108)     (1,350,554)
Capital Stock Transactions
Net increase (decrease) ........................        434,241        (276,404)
                                                    -----------     -----------
Total increase (decrease) ......................         56,133      (1,626,958)
Net Assets
Beginning of period ............................      6,535,802       8,162,760
                                                    -----------     -----------
End of period (including undistributed
   net investment income of $35,073
   and $7,933 at January 31, 2002 and
   July 31, 2001, respectively) ................    $ 6,591,935     $ 6,535,802
                                                    ===========     ===========

See notes to financial statements.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
January 31, 2002 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Greater China '97 Fund, Inc. (the "Fund") was organized as a Maryland corporation on April 30, 1997 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed


--------------------------------------------------------------------------------
16 o ALLIANCE GREATER CHINA '97 FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

to reflect the fair market value of such securities.

2. Organization Expenses

Organization expenses of approximately $326,500 have been deferred and are being amortized on a straight-line basis through August 2002.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. ("the Adviser") a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed for the current fiscal year to waive its fee and bear certain expenses so that total expenses do not exceed on an annual basis 2.50%, 3.20%, 3.20%, and 2.20% of average net assets, respectively, for the Class A, Class B, Class C and Advisor Class shares. For the six months ended January 31, 2002, such reimbursement amounted to $202,756.

Pursuant to the advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended January 31, 2002, the Adviser agreed to waive its fees for such services. Such waiver amounted to $67,500.

The Fund compensates Alliance Global Investor Services, Inc., (AGIS) a wholly owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the six months ended January 31, 2002, such fees amounted to $16,306.

For the six months ended January 31, 2002, the Fund's expenses were reduced by $791 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $241 from the sale of Class A shares and $6,318 and $391 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended January 31, 2002.

Brokerage commissions paid on investment transactions for the six months ended January 31, 2002, amounted to $10,333, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to


--------------------------------------------------------------------------------
18 o ALLIANCE GREATER CHINA '97 FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

..30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $1,734,156 and $436,977 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term and U.S. government obligations) aggregated $1,880,809 and $1,583,750, respectively, for the six months ended January 31, 2002. There were no purchases or sales of U.S. government or government agency obligations for the six months ended January 31, 2002.

At January 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $586,648 and gross unrealized depreciation of investments was $674,603 resulting in net unrealized depreciation of $87,955 (excluding foreign currency transactions).

At July 31, 2001, the Fund had a net capital loss carryforward for federal income tax purposes of $150,515, of which $138,490 expires in the year 2007 and $12,025 expires in the year 2009.

Capital and currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise at the first business day of the Fund's next taxable year.

The Fund incurred and elected to defer post October net capital and currency losses of $344,808 and $232, respectively, during the current fiscal year 2001.

These carryover losses may be used to offset future capital gains. To the extent they are so used, future capital gains will not be distributed to shareholders until they exceed available loss carryovers.

Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts for investment purposes and to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash (or other) liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. There were no forward exchange currency contracts outstanding at January 31, 2002.

NOTE E

Capital Stock

There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares.

Transactions in capital stock were as follows:

                  ---------------------------------   ---------------------------------
                                Shares                              Amount
                  ---------------------------------   ---------------------------------
                  Six Months Ended                    Six Months Ended
                  January 31, 2002       Year Ended   January 31, 2002       Year Ended
                       (unaudited)    July 31, 2001        (unaudited)    July 31, 2001
                  ---------------------------------------------------------------------
Class A
Shares sold                412,587          758,794    $     3,094,702    $   6,947,608
---------------------------------------------------------------------------------------
Shares converted
  from Class B               1,146               -0-             8,386               -0-
---------------------------------------------------------------------------------------
Shares redeemed           (424,533)        (756,405)        (3,198,433)      (6,959,914)
---------------------------------------------------------------------------------------
Net increase
  (decrease)               (10,800)           2,389    $       (95,345)   $     (12,306)
=======================================================================================

Class B
Shares sold                899,757          713,211    $     6,646,831    $   6,408,636
---------------------------------------------------------------------------------------
Shares converted
  to Class A                (1,182)              -0-            (8,386)              -0-
---------------------------------------------------------------------------------------
Shares redeemed           (853,109)        (718,370)        (6,320,472)      (6,510,139)
---------------------------------------------------------------------------------------
Net increase
  (decrease)                45,466           (5,159)   $       317,973    $    (101,503)
=======================================================================================


--------------------------------------------------------------------------------
20 o ALLIANCE GREATER CHINA '97 FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                  ---------------------------------   ---------------------------------
                                Shares                              Amount
                  ---------------------------------   ---------------------------------
                  Six Months Ended                    Six Months Ended
                  January 31, 2002       Year Ended   January 31, 2002       Year Ended
                       (unaudited)    July 31, 2001        (unaudited)    July 31, 2001
                  ---------------------------------------------------------------------
Class C
Shares sold                328,456          149,530    $     2,427,897    $   1,364,163
---------------------------------------------------------------------------------------
Shares redeemed           (273,923)        (178,252)        (2,042,743)      (1,639,368)
---------------------------------------------------------------------------------------
Net increase
  (decrease)                54,533          (28,722)   $       385,154    $    (275,205)
=======================================================================================

Advisor Class
Shares sold                 19,135          101,709    $       150,614    $     899,480
---------------------------------------------------------------------------------------
Shares redeemed            (42,653)         (82,702)          (324,155)        (786,870)
---------------------------------------------------------------------------------------
Net increase
  (decrease)               (23,518)          19,007    $      (173,541)   $     112,610
=======================================================================================

NOTE F

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2002.

NOTE G

Concentration of Risk

Investing in securities of foreign companies involves special risk which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 21

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  ------------------------------------------------------------
                                                            Class A
                                  ------------------------------------------------------------
                                    Six Months                                    September 3,
                                         Ended                                         1997(a)
                                   January 31,            Year Ended July 31,               to
                                          2002       -----------------------------    July 31,
                                   (unaudited)          2001       2000       1999        1998
                                  ------------------------------------------------------------
Net asset value,
  beginning of period .........         $ 8.45       $ 10.34     $ 8.20     $ 4.84     $ 10.00
                                  ------------------------------------------------------------
Income From Investment
  Operations
Net investment income
  (loss)(b)(c) ................            .06          (.01)      (.04)       .02         .08
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ................           (.62)        (1.88)      2.18       3.34       (5.18)
                                  ------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................           (.56)        (1.89)      2.14       3.36       (5.10)
                                  ------------------------------------------------------------
Less: Dividends
Dividends from net
  investment income ...........             -0-           -0-        -0-        -0-       (.06)
                                  ------------------------------------------------------------
Net asset value,
  end of period ...............         $ 7.89       $  8.45     $10.34     $ 8.20     $  4.84
                                  ============================================================
Total Return
Total investment return based
  on net asset value (d) ......          (6.63)%      (18.28)%    26.10%     69.42%     (51.20)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............         $1,820       $ 2,039     $2,471     $1,011        $445
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements(e) .........           2.53%(f)      2.51%      2.52%      2.52%       2.52%(f)
  Expenses, before waivers/
    reimbursements ............          11.54%(f)      9.50%      9.92%     19.68%      18.27%(f)
  Net investment income
    (loss)(c) .................           1.43%(f)      (.09)%     (.42)%      .36%       1.20%(f)
Portfolio turnover rate .......             54%           64%       158%        94%         58%

See footnote summary on page 26.


--------------------------------------------------------------------------------
22 o ALLIANCE GREATER CHINA '97 FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  ------------------------------------------------------------
                                                            Class B
                                  ------------------------------------------------------------
                                    Six Months                                    September 3,
                                         Ended                                         1997(a)
                                   January 31,            Year Ended July 31,               to
                                          2002       -----------------------------    July 31,
                                   (unaudited)          2001       2000       1999        1998
                                  ------------------------------------------------------------
Net asset value,
  beginning of period .........         $ 8.21       $ 10.13     $ 8.12     $ 4.82     $ 10.00
                                  ------------------------------------------------------------
Income From Investment
  Operations
Net investment income
  (loss)(b)(c) ................            .02          (.07)      (.11)      (.01)        .03
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ................           (.58)        (1.85)      2.12       3.31       (5.17)
                                  ------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................           (.56)        (1.92)      2.01       3.30       (5.14)
                                  ------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........             -0-           -0-        -0-        -0-       (.03)
Distributions in excess of net
  investment income ...........             -0-           -0-        -0-        -0-       (.01)
                                  ------------------------------------------------------------
Total dividends and
  distributions ...............             -0-           -0-        -0-        -0-       (.04)
                                  ------------------------------------------------------------
Net asset value,
  end of period ...............         $ 7.65       $  8.21     $10.13     $ 8.12     $  4.82
                                  ============================================================
Total Return
Total investment return based
  on net asset value(d) .......          (6.82)%      (18.95)%    24.75%     68.46%     (51.53)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............         $3,364       $ 3,234     $4,047     $1,902     $ 1,551
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements(e) .........           3.23%(f)      3.21%      3.22%      3.22%       3.22%(f)
  Expenses, before waivers/
    reimbursements ............          12.31%(f)     10.28%     10.72%     20.22%      19.18%(f)
  Net investment income
    (loss)(c) .................            .59%(f)      (.81)%    (1.13)%     (.22)%       .53%(f)
Portfolio turnover rate                     54%           64%       158%        94%         58%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  ------------------------------------------------------------
                                                            Class C
                                  ------------------------------------------------------------
                                    Six Months                                    September 3,
                                         Ended                                         1997(a)
                                   January 31,            Year Ended July 31,               to
                                          2002       -----------------------------    July 31,
                                   (unaudited)          2001       2000       1999        1998
                                  ------------------------------------------------------------
Net asset value,
  beginning of period .........         $ 8.21       $ 10.13     $ 8.11     $ 4.82     $ 10.00
                                  ------------------------------------------------------------
Income From Investment
  Operations
Net investment income
  (loss)(b)(c) ................            .03          (.08)      (.13)      (.03)        .03
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ................           (.59)        (1.84)      2.15       3.32       (5.17)
                                  ------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................           (.56)        (1.92)      2.02       3.29       (5.14)
                                  ------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........             -0-           -0-        -0-        -0-       (.03)
Distributions in excess of net
  investment income ...........             -0-           -0-        -0-        -0-       (.01)
                                  ------------------------------------------------------------
Total dividends and
  distributions ...............             -0-           -0-        -0-        -0-       (.04)
                                  ------------------------------------------------------------
Net asset value,
  end of period ...............         $ 7.65       $  8.21     $10.13     $ 8.11     $  4.82
                                  ============================================================
Total Return
Total investment return based
  on net asset value(d) .......          (6.82)%      (18.95)%    24.91%     68.26%     (51.53)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............         $1,235          $877     $1,372       $162        $102
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements(e) .........           3.23%(f)      3.21%      3.22%      3.22%       3.22%(f)
  Expenses, before waivers/
    reimbursements ............          12.19%(f)     10.13%     10.01%     20.41%      19.37%(f)

  Net investment income
     (loss)(c) ................            .79%(f)      (.84)%    (1.31)%     (.49)%       .50%(f)
Portfolio turnover rate .......             54%           64%       158%        94%         58%

See footnote summary on page 26.


--------------------------------------------------------------------------------
24 o ALLIANCE GREATER CHINA '97 FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  ------------------------------------------------------------
                                                          Advisor Class
                                  ------------------------------------------------------------
                                    Six Months                                    September 3,
                                         Ended                                         1997(a)
                                   January 31,            Year Ended July 31,               to
                                          2002       -----------------------------    July 31,
                                   (unaudited)          2001       2000       1999        1998
                                  ------------------------------------------------------------
Net asset value,
  beginning of period .........         $ 8.53       $ 10.41     $ 8.24     $ 4.85     $ 10.00
                                  ------------------------------------------------------------
Income From Investment
  Operations
Net investment
  income (loss)(b)(c) .........            .05           .06       (.02)       .04         .10
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ................           (.59)        (1.94)      2.19       3.35       (5.18)
                                  ------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................           (.54)        (1.88)      2.17       3.39       (5.08)
                                  ------------------------------------------------------------
Less: Dividends
Dividends from net
  investment income ...........             -0-           -0-        -0-        -0-       (.07)
                                  ------------------------------------------------------------
Net asset value,
  end of period ...............         $ 7.99       $  8.53     $10.41     $ 8.24     $  4.85
                                  ============================================================
Total Return
Total investment return based
  on net asset value(d) .......          (6.33)%      (18.06)%    26.34%     69.90%     (51.06)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............           $173          $386       $273       $161         $60
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements(e) .........           2.23%(f)      2.21%      2.22%      2.22%       2.22%(f)
  Expenses, before waivers/
    reimbursements ............          11.38%(f)      9.35%      9.61%     19.01%      18.13%(f)
  Net investment income
    (loss)(c) .................           1.42%(f)       .71%      (.15)%      .58%       1.51%(f)
Portfolio turnover rate .......             54%           64%       158%        94%         58%

See footnote summary on page 26.


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                                            ALLIANCE GREATER CHINA '97 FUND o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                  Six Months
                       Ended                                  September 3,
                 January 31,        Year Ended July 31,         1997(a) to
                        2002     -------------------------        July 31,
                 (unaudited)      2001      2000      1999         1998(f)
                 ---------------------------------------------------------
      Class A          2.50%     2.50%     2.50%     2.50%           2.50%
      Class B          3.20%     3.20%     3.20%     3.20%           3.20%
      Class C          3.20%     3.20%     3.20%     3.20%           3.20%
      Advisor Class    2.20%     2.20%     2.20%     2.20%           2.20%

(f)   Annualized.


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26 o ALLIANCE GREATER CHINA '97 FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.

share

A unit which represents ownership in a mutual fund or stock.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 27

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL

The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $455 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 41 of the FORTUNE 100 companies and public retirement funds in 43 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 640 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 12/31/01.


--------------------------------------------------------------------------------
28 o ALLIANCE GREATER CHINA '97 FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Website at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 29

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
David H. Dievler(1)
William H. Foulk, Jr.(1)
Tak-Lung Tsim

Officers

Matthew W. S. Lee, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Mamuro Yamaoka, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Distributor

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

(1)   Member of the Audit Committee


--------------------------------------------------------------------------------
30 o ALLIANCE GREATER CHINA '97 FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 31

NOTES


--------------------------------------------------------------------------------
32 o ALLIANCE GREATER CHINA '97 FUND

Alliance Greater China '97 Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

GCFSR0102